Tax regulations - Additional Information (Detail) - USD ($) $ in Millions					12 Months Ended
	Jun. 16, 2021	Jan. 01, 2021	May 19, 2020	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Income tax rate	35.00%			25.00%	30.00%	30.00%	30.00%
Dividend withholding tax rate						13.00%	7.00%
Deductible interest					$ 20
Bottom of range [member]
Statement [Line Items]
Income tax rate							30.00%
Top of range [member]
Statement [Line Items]
Income tax rate							35.00%
Ice Brent first Line Price Equivalent Or Less than Forty Five Dollar [Member]
Statement [Line Items]
International price rate			0.00%
Export duty rate			45.00%
Ice Brent first Line Price Equivalent Or Greater than Sixty Dollar [Member]
Statement [Line Items]
International price rate			8.00%
Export duty rate			60.00%
PAIS [Member]
Statement [Line Items]
Emergency tax rate					30.00%
Tax term					5 years
Mexico [member]
Statement [Line Items]
Income tax rate					30.00%
Forecast [Member]
Statement [Line Items]
Income tax rate		30.00%
Dividend withholding tax rate		7.00%